INVESTMENTS (Detail Textuals 1) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Investment [Line Items]
Gain recognized	$ 1,500	$ 0
Long-term investments	3,844	$ 33,748
Cash proceeds	9,634
Compass Ventures, Inc
Disclosure Of Detailed Information About Investment [Line Items]
Proportion of ownership interest		47.50%
Gain recognized	1,500
Long-term investments		$ 7,006
Value of subordinate voting shares	$ 628
Number of subordinate voting shares	101
Note payable	$ 500
Cash proceeds	$ 9,634